RELATED PARTY TRANSACTIONS (Details Narrative)																			1 Months Ended				12 Months Ended
	Jun. 19, 2024 $ / shares shares	Jun. 18, 2024 $ / shares shares	Jun. 06, 2024 USD ($) $ / shares shares	May 09, 2024 USD ($) $ / shares shares	Mar. 18, 2024 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Jul. 01, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	May 04, 2023 shares	Apr. 17, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 24, 2023 shares	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 03, 2023 USD ($) shares	Jun. 17, 2022 USD ($)	Jun. 15, 2022 USD ($) $ / shares shares	Feb. 28, 2022 shares	Feb. 28, 2023 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Jan. 17, 2024 USD ($)	Oct. 30, 2023 $ / shares	Dec. 09, 2022 USD ($)	Aug. 11, 2022 USD ($)
Convertible Notes Payable, Noncurrent																							$ 324,521
Debt Instrument, Face Amount									$ 27,000,000.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted | shares																			8,444,663					818,181,819
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 0.0001					$ 0.0001			$ 0.20
Stock Issued During Period, Shares, New Issues | shares																						27,000,000.0
Fair Value Adjustment of Warrants																			$ 109,780
Origination fee							$ 24,000
Common Stock, Par or Stated Value Per Share | $ / shares																							$ 0.0001				$ 0.0001
Payments for Loans																								$ 418,323
Loans Assumed																							$ 27,000,000.0
Fee Income																							$ 0	50,000
APB Revolving Note [Member]
Debt Instrument, Interest Rate, Stated Percentage																													8.00%
Debt Instrument, Face Amount																													$ 10,000,000.0
Other Loans Payable																												$ 6,000,000.0
Business Consulting Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 0.0001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares																				50,000,000.0
Stock Issued During Period, Shares, Other | shares															33,333,333
Accrued unpaid service fee															$ 700,000
Business Consulting Agreement [Member] | Related Party [Member]
Other Liabilities, Current																				$ 60,000
Consulting Agreement [Member]
Share Price | $ / shares																				$ 0.07
Fair Value Adjustment of Warrants																				$ 3,500,000
Consulting expense																								$ 3,500,000	$ 800,000
Settled consulting expense												$ 2,900,000
Securities Purchase Agreement [Member]
Share Price | $ / shares								$ 0.01
Stock Issued During Period, Shares, Purchase of Assets | shares								1,000
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.001
Sale of Stock, Consideration Received Per Transaction								$ 10.00
Asset Purchase Agreement [Member]
Proceeds from Sale of Productive Assets									757,641.98
Exclusive Intellectual Property Agreement [Member]
Sale of Stock, Consideration Received Per Transaction							$ 10.00
Common Class A [Member]
Origination fee rate																						$ 15,000,000.0
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.0001											$ 0.0001	$ 0.0001
Common Class A [Member] | Business Consulting Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares																		50,000,000.0
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted | shares																								8,444,663
Maximum [Member] | Securities Purchase Agreement [Member]
Proceeds from Sale of Productive Assets								711,300
Proceeds from Sale of Property, Plant, and Equipment								$ 1,210,224
Convertible Promissory Note [Member]
Debt Instrument, Face Amount																	$ 30,000,000.0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																	150,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 0.22
Advancing Promissory Note [Member]
Debt Instrument, Interest Rate, Stated Percentage																	8.00%
Debt Instrument, Face Amount																	$ 27,000,000.0
Debt Conversion, Converted Instrument, Shares Issued | shares																	818,181,819
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																	818,181,819
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 0.033
Loan Processing Fee																	$ 270,000
Origination fee																	$ 270,000
Advancing Promissory Note [Member] | Common Class A [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares																	8,181,818.19
Loan Processing Fee																	$ 2,700
Stemtech Promissory Note [Member]
Debt Instrument, Face Amount									1,400,000
Stemtech Promissory Note [Member] | Interest Expense [Member]
Debt Instrument, Face Amount									1,100,000
Stemtech Promissory Note [Member] | Note Warrant [Member]
Debt Instrument, Face Amount									$ 1,100,000
Decentralized Sharing Systems Inc [Member]
Liabilities Assumed																							$ 7,240,000
Supplemental Deferred Purchase Price																							239,790
Loans Assumed																							27,000,000.0
Alset Inc [Member]
Convertible Notes Payable, Noncurrent																										$ 250,000
Debt Instrument, Interest Rate, Stated Percentage																										10.00%
Debt Instrument, Fee Amount																										$ 25,000
HWH International, Inc. [Member] | Convertible Promissory Note [Member]
Debt Instrument, Interest Rate, Stated Percentage					6.00%
Debt Instrument, Face Amount					$ 250,000.00
Debt Conversion, Converted Instrument, Shares Issued | shares					208,333,333
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					208,333,333
Commitment fee					$ 15,000
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.0012
Share Price | $ / shares					$ 0.0012
HWH International, Inc. [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%
Debt Instrument, Face Amount			$ 250,000	$ 250,000
Debt Conversion, Converted Instrument, Shares Issued | shares	125,000,000	2,500,000	2,500,000,000	208,333,333
Commitment fee			$ 20,000	$ 20,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 0.002	$ 0.0001	$ 0.0001	$ 0.002
HWH International, Inc. [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares	0.0001
HWH International, Inc. [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 0.002
Decentralized Sharing Systems Inc [Member]
Debt Instrument, Face Amount																						30,000,000.0
Loans Payable																						$ 30,000,000.0
Debt Instrument, Convertible, Conversion Ratio																						0.20
Stock Issued During Period, Shares, New Issues | shares										280,528,500
Class of Warrant or Right, Outstanding | shares													60,000,000
Liabilities Assumed																							7,240,000
Supplemental Deferred Purchase Price																							240,000
Payments to Acquire Productive Assets																							0	$ 108,000
Decentralized Sharing Systems Inc [Member] | Security Purchase Agreement [Member]
Common stock shares for payment of interest, shares | shares																						12,000,000.0
Decentralized Sharing Systems Inc [Member] | Common Class A [Member]
Loan Processing Fee																						$ 3,000,000.0
Stock Issued During Period, Shares, New Issues | shares													693,194
Stock Issued During Period, Shares, Issued for Services | shares													9,452,647
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares													14,854,159
Decentralized Sharing Systems Inc [Member] | Warrant [Member]
Loans Payable																						$ 30,000,000.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted | shares																						150,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 0.22
Stock Issued During Period, Shares, Issued for Services | shares													818,181,819
Decentralized Sharing Systems Inc [Member] | Warrant [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted | shares													25,000,000
Decentralized Sharing Systems Inc [Member] | Class A And Class B Common Stock [Member]
Commonstock shares issued to settle accrued interest payable | shares														26,285,714
Shares Issued, Price Per Share | $ / shares														$ 0.021					$ 0.021
Common stock value														$ 552,000
Decentralized Sharing Systems Inc [Member] | Common Stock [Member]
Commonstock shares issued to settle accrued interest payable | shares											28,877,005
Shares Issued, Price Per Share | $ / shares											$ 0.0187
Common stock value											$ 540,000
Sharing Systems Inc [Member] | Debt Exchange Agreement [Member]
Debt Instrument, Face Amount						$ 26,169,367
Stock Issued During Period, Shares, Other | shares						26,000
Other Loans Payable						$ 27,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001
Payments for Loans						$ 27,000,000.0
Dividends rate						25.00%
American Pacific Bancorp Inc [Member]
Debt Instrument, Interest Rate, Stated Percentage																	8.00%
Loans Payable																	$ 5,700,000
Debt Instrument, Periodic Payment																	$ 43,897
Proceeds from Loans																$ 5,522,829
HWH World Inc [Member]
Payments for Rent																							$ 630
New Electric CV Corp [Member] | Business Consulting Agreement [Member]
Debt Instrument, Periodic Payment																					$ 4,166